Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Jun. 02, 2025	Sep. 01, 2017	Jun. 30, 2016	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Emerging Markets Equities Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name							Emerging Markets Equities Fund — Class M
Accumulated Value			$ 10,000					$ 12,543			$ 13,600		$ 14,240		$ 14,616		$ 20,657		$ 14,069		$ 15,048		$ 15,439		$ 18,303	$ 24,913
Emerging Markets Equities Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Emerging Markets Equities Fund — Class F-2
Accumulated Value	$ 10,000			$ 10,538	$ 11,780				$ 14,326
Emerging Markets Equities Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Emerging Markets Equities Fund — Class F-3
Accumulated Value		$ 10,000				$ 10,177				$ 10,640		$ 10,905		$ 15,406		$ 10,491		$ 11,220		$ 11,492		$ 13,629		$ 18,529
Emerging Markets Equities Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							Emerging Markets Equities Fund — Class R-6
Accumulated Value		10,000				10,159				10,626		10,890		15,369		10,451		11,189		11,458		13,590		18,491
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
Accumulated Value	10,000	10,000	10,000	10,634	12,322	9,955		12,375	15,260	10,075	13,389	9,734	13,551	13,715	13,092	10,247	18,447	10,427	13,783	11,735	14,024	13,529	15,784	19,415	18,196	26,113
Emerging Markets Equity Historical Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Emerging Markets Equity Historical Benchmark Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,634	$ 12,322	$ 9,957		$ 12,282	$ 15,260	$ 10,004	$ 13,252	$ 9,607	$ 13,314	$ 13,757	$ 12,786	$ 10,352	$ 18,310	$ 10,682	$ 13,778	$ 12,131	$ 14,217	$ 13,869	$ 16,145	$ 19,903	$ 18,458	$ 26,489